Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income	¥ 170,012	$ 26,679	¥ 176,100	¥ 149,918
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	745	117	555	655
Amortization of intangible assets	4,090	642	1,749	26
Provision (recovery) for doubtful accounts	(1,592)	(250)	(8,253)	854
Loss from disposal of property and equipment				2
Deferred tax expenses (benefit)	319	50	1,945	(191)
Change in fair value of contingent consideration	33,584	5,270	14,068
Change in fair value of warrant liabilities	(16,421)	(2,577)	(3,904)
Change in fair value of investment	(22,833)	(3,583)
Share Based Compensation	31,857	4,999
Changes in operating assets and liabilities
Accounts receivable	23,499	3,688	(70,513)	100,432
Prepaid expense and other current assets	(151,657)	(23,798)	5,193	18,553
Long term deposits and other assets	230	36	1,379	(258)
Accounts payable	18,712	2,936	28,396	(54,533)
Deferred revenue	15,838	2,485	1,404	1,886
Accrued salary and employee benefits	6,392	1,003	8,028	4,603
Accrued expenses and other current liabilities	3,825	600	(852)	6,520
Income tax payable	(299)	(47)	146	419
Net cash provided by operating activities	116,301	18,250	155,441	228,886
Cash flows from investing activities
Cash acquired from acquisition			10,152
Payment to BeeLive acquisition			(50,000)
Payment for long term investment	(113,735)	(17,848)		(5,000)
Purchase of property and equipment and intangible assets	(1,389)	(218)	(1,086)	(457)
Net cash used in investing activities	(115,124)	(18,066)	(40,934)	(5,457)
Cash flows from financing activities
Dividend distributions to shareholders				(104,590)
Net proceeds from private placement	15,284	2,398
Net cash acquired in the reverse recapitalization			32,659
Capital distribution due to reorganization				(32,328)
Repayments to loan			(57,400)
Repayments from related parties			22,340	31,000
Loan to related parties			(14,007)	(44,147)
Payment of listing cost			(6,924)	(1,307)
Net cash used in financing activities	15,284	2,398	(23,332)	(151,372)
Effect of foreign exchange rate changes on cash	(282)	(43)	(3,758)
Net increase in cash and cash equivalents	16,179	2,539	87,417	72,057
Cash and cash equivalents at beginning of the year	224,768	35,271	137,351	65,294
Cash and cash equivalents at end of the year	240,947	37,810	224,768	137,351
Supplemental disclosures of cash flow information:
Income taxes paid	(9,502)	(1,491)	(6,946)	(6,977)
Supplemental non-cash investing and financing information:
Conversion of convertible notes and rights	13,452	2,111	4,038
Recognition of contingent consideration			306,583
Issuance of Class A ordinary shares for BeeLive acquisition			175,000
Issuance of Class A ordinary shares for settlement of underwriting fee			14,131
Issuance of Class A ordinary shares to underwriter and advisors			18,713
Issuance of Class A ordinary shares for achievement of earnout target	200,100	31,400
Shares to be issued for achievement of earnout target	¥ 128,119	$ 20,105	¥ 200,100